Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	5,565,620,562	5,533,113,800	5,499,587,357
Effect of potential equity shares for stock options outstanding	21,552,766	30,366,023	23,890,989
Weighted average number of equity shares used in computing diluted earnings per equity share	5,587,173,328	5,563,479,823	5,523,478,346